Intangible assets and property, plant and equipment - PPE (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€) item
Property, plant and equipment
Property, plant and equipment	€ 23,774	€ 27,343
Thereof pledged assets of Property, Plant and Equipment	€ 13,069	€ 6,618
Number of pledged 3D printers | item	7	8
Self constructed 3D printers	€ 516	€ 883
Property
Property, plant and equipment
Property, plant and equipment	18,698	20,045
Machinery
Property, plant and equipment
Property, plant and equipment	3,982	5,779
Other PPE
Property, plant and equipment
Property, plant and equipment	1,039	1,459
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment	€ 55	€ 60